Income Taxes	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7:-	INCOME TAXES
The effective tax rate for the six months ended June 30, 2018 was 20.5%, compared to 24.4% for the six months ended June 30, 2017.